Cover	May 17, 2022
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 17, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-34600
Entity Address Address Line 1	ONE Copley Parkway
Entity Address Address Line 2	Suite 490
Entity Address City Or Town	Morrisville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27560
City Area Code	919
Local Phone Number	855-2100
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TENX
Security Exchange Name	NASDAQ